Disposal of Assets - Additional Information (Detail) - USD ($) $ in Millions						12 Months Ended
	Oct. 31, 2024	Jun. 30, 2024	Mar. 26, 2024	Feb. 23, 2024	Aug. 08, 2023	Dec. 31, 2024	Dec. 31, 2023
Disposal of assets [line item]
Assets held for sale							$ 826
Liabilities directly associated with assets held for sale							$ 94
Impairment of assets reclassification to held for sale		$ 0
Scarborough [Member] | JERA Scarborough Pty Ltd [Member]
Disposal of assets [line item]
Percentage of sale of interest sold		15.10%
Scarborough [Member] | AUSTRALIA
Disposal of assets [line item]
Percentage of sale of interest sold						25.10%
Scarborough [Member] | AUSTRALIA | JERA Scarborough Pty Ltd [Member]
Disposal of assets [line item]
Percentage of sale of interest sold				15.10%
Assets held for sale		$ 1,378
Liabilities directly associated with assets held for sale		$ 119
Scarborough [Member] | JERA Scarborough Pty Ltd [Member]
Disposal of assets [line item]
Proceeds From The Sale For Capital Reimbursements And Escalation	$ 1,425
Proportion of voting rights held in joint venture	74.90%			90.00%
Disposal group consideration received on sale of assets						$ 88
Scarborough [Member] | LNG Japan [Member]
Disposal of assets [line item]
Percentage Of Scarborough Jv Interest Sold							10.00%
Proportion of voting rights held in joint venture			90.00%		100.00%
Scarborough [Member] | LNG Japan [Member] | AUSTRALIA
Disposal of assets [line item]
Proceeds From The Sale For Capital Reimbursements And Escalation			$ 910
Percentage of sale of interest sold					10.00%	10.00%
Assets held for sale							$ 823
Liabilities directly associated with assets held for sale							$ 94
Amount payable due to cost overuns maximum			$ 50
Disposal group consideration received on sale of assets						$ 121